Trade and other receivables (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Mar. 31, 2024
Disclosure of trade and other receivables [line items]
Trade receivables, net	$ 33,299	$ 43,076
Research and development tax credits receivable	7,626	8,276
Sales tax receivable	9,898	7,106
Accrued interest and other	2,254	3,826
Trade and other receivables	53,077	62,284
Gross carrying amount
Disclosure of trade and other receivables [line items]
Trade receivables, net	39,744	48,132
Accumulated impairment
Disclosure of trade and other receivables [line items]
Trade receivables, net	$ (6,445)	$ (5,056)